THE SWISS
                                    HELVETIA
                                   FUND, INC.
                                   www.swz.com

                                     A SWISS
                                   INVESTMENTS
                                      FUND

                          THE SWISS HELVETIA FUND, INC.
                                EXECUTIVE OFFICES
                          The Swiss Helvetia Fund, Inc.
                           1270 Avenue of the Americas
                                    Suite 400
                               New York, NY 10020
                                 1-888-SWISS-00
                                 (212) 332-2760
                               http://www.swz.com


QUARTERLY REPORT
FOR THE PERIOD ENDED
SEPTEMBER 30, 2001

                          THE SWISS HELVETIA FUND, INC.
--------------------------------------------------------------------------------

Directors and Officers

Paul Hottinguer
CHAIRMAN AND
CHIEF EXECUTIVE OFFICER
Eric R. Gabus
VICE CHAIRMAN (NON OFFICER)
Alexandre de Takacsy
DIRECTOR
Claude Frey
DIRECTOR
Baron Hottinger
DIRECTOR
Claude Mosseri-Marlio
DIRECTOR
Didier Pineau-Valencienne*
DIRECTOR
Stephen K. West, Esq.*
DIRECTOR

Samuel B. Witt III, Esq.**
DIRECTOR
Rodolphe E. Hottinger
PRESIDENT AND
CHIEF OPERATING OFFICER
Rudolf Millisits
SENIOR VICE PRESIDENT
Philippe Comby
VICE PRESIDENT
Sharon Kanovsky
VICE PRESIDENT
Edward J. Veilleux
VICE PRESIDENT AND TREASURER
Paul R. Brenner, Esq.
SECRETARY
--------------------------------------------------------------------------------
 * AUDIT COMMITTEE MEMBER
** AUDIT COMMITTEE CHAIRMAN


The Investment Advisor
The Fund is managed by Hottinger Capital Corp., which is 100% owned by the Hottinger Group.

The Hottinger Group dates back to Banque Hottinguer, which was formed in Paris in 1786 and is one of Europe's oldest private banking firms. The Hottinger Group has remained under the control of the Hottinger family through seven generations. It has offices in New York, Zurich, Luxembourg, London, Geneva, and the Bahamas.

EXECUTIVE OFFICES
The Swiss Helvetia Fund, Inc.
1270 Avenue of the Americas
Suite 400
New York, New York 10020
1-888-SWISS-00 (1-888-794-7700)
(212) 332-2760

FOR INQUIRIES AND REPORTS:
1-888-SWISS-00 (1-888-794-7700)
Fax (212)332-7931
email: swz@swz.com

WEBSITE ADDRESS
http://www.swz.com


The Fund
The Swiss Helvetia Fund, Inc. is a non-diversified, closed-end investment company whose objective is to seek long-term capital appreciation through investment in equity and equity-linked securities of Swiss companies. The Fund, listed on the New York Stock Exchange under the symbol "SWZ," is managed by Hottinger Capital Corp.

Net Asset Value is calculated daily by 6:00 P.M. (Eastern Standard Time). The most recent calculation is available by calling 1-888-SWISS-00 or by accessing our Website. Weekly Net Asset Value is also published in BARRON'S, the Monday edition of THE WALL STREET JOURNAL and the Sunday edition of THE NEW YORK TIMES.



INVESTMENT ADVISOR
Hottinger Capital Corp.
1270 Avenue of the Americas
Suite 400
New York, New York 10020
(212) 332-7930
ADMINISTRATOR
Investment Company Capital Corp.
CUSTODIAN
Swiss American Securities Inc.
TRANSFER AGENT
PFPC,Inc.
P.O. Box 43027
Providence, RI 02940-3027
(800) 331-1710
LEGAL COUNSEL
Paul R. Brenner, Esq. and
Salans Hertzfeld Heilbronn
Christy & Viener
INDEPENDENT AUDITORS
Deloitte & Touche LLP

                          THE SWISS HELVETIA FUND, INC.
--------------------------------------------------------------------------------

Letter to Stockholders


MACRO-ECONOMIC DEVELOPMENTS
     The economies of the United States and Western Europe continue to deal with a sharp decline in capital expenditures. This situation was created by adjustments that were necessary to absorb excess capacity. The excess capacity came from the misallocation of capital reinforced by the financial market bubble of 1999 and early 2000. The deflating of this bubble is now affecting consumer confidence and spending mainly because of the negative wealth effect of a slumping stock market and the increasing unemployment rate.

     The dramatic events of September 11th have accelerated the slowdown in the economy. However, the global economy will get much more help from both central bankers and governments. While this will probably not prevent questions of weak or negative GDP growth, it will allow the economy to repair itself. Mostly, it should prevent a big surge in risk premiums that would paralyze all economical initiatives from the private sector.

     The disruptions of the September 11th attack and the need to increase security and redundancies in the economy (back-up systems) should, in the short run, reduce economic output and productivity. However, the massive amount of liquidity injected into Europe and the United States, where real returns on Fed fund rates are now close to zero, will allow consumer and corporate balance sheets to be restructured, and will keep the longer term prospects of the economy intact.

     In the meantime, it will be difficult for most companies to generate cash flow. They are confronted with deflation in prices paid for goods and services. The necessity to maintain infrastructure while capacity utilization is low, and the downsizing of the labor force are resulting in massive cash and non-cash changes. In addition, financing is more difficult despite the lower Fed funds rate. This is due to the tightening of credit standards and the tendency of spreads between corporate debt and risk free rates to widen.

     For Europe, the debate over how to revive the economy is complex. On the monetary policy side, the European Central Bank (ECB) feels that it can not respond to political pressure to reduce interest rates without damaging its credibility. As a result, it is dragging its feet in the process of relaxing monetary policy. Moreover, the ECB is more focused on inflation than on economic growth targets. On the fiscal policy side, European leaders, even though some of them face elections next year, can not increase spending in the face of income tax revenues falling without endangering the Stability Pact. All of this is resulting in slower action than in the U.S. and is posing some additional risk to the European economies and their ability to keep the euro in a tight price range against the U.S. dollar.

                          THE SWISS HELVETIA FUND, INC.
--------------------------------------------------------------------------------

Letter to Stockholders (continued)


THE SWISS ECONOMY
     The most immediate impact of September 11th was the upside pressure on the Swiss franc because of its status as a safe haven. The Swiss national bank reacted immediately, by twice lowering its target rates by 50 basis points each on September 17th and September 24th. The bank mentioned that the rise of the Swiss franc against the euro, in the face of worsening global economic conditions, was detrimental to the country's export oriented economy. Before the September 11th tragedy, the Swiss industry in particular had witnessed a significant slowdown, especially in new orders, as foreign demand weakened. Capital investment has been weak and is expected to remain so. While private consumption was expected to contribute positively to economic growth before September 11th, the attack's resulting impact on consumer confidence will certainly change this picture. Expectations for the Gross Domestic Product have been revised downward. For 2001 the consensus is now close to 1.2% growth and for 2002 it is around 1.8%. Inflation on the other hand showed an impressive decline in August bringing the year-over-year change to just 1.1%. The sharp decline of energy prices and the strengthening of the Swiss currency during the later part of September should reduce it further.


                                [GRAPHIC OMITTED]
     EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

Currency Exchange Rates--
Normalized from 12/29/00

EU: 3.5%    CHF: 0.6%

                               EU                             CHF
 1-Jan                         1.0004                         0.9996
 2-Jan                         0.9905                         0.9921
 3-Jan                         1.0158                         1.0127
 4-Jan                         0.9928                         0.9953
 5-Jan                         0.9851                         0.9919
 8-Jan                         0.9958                         0.9992
 9-Jan                         0.9993                         1.002
10-Jan                         1.0061                         1.0114
11-Jan                         0.9903                         1.0012
12-Jan                         0.991                          1.0048
15-Jan                         1.0007                         1.015
16-Jan                         1                              1.0139
17-Jan                         1.0074                         1.0197
18-Jan                         0.9997                         1.0056
19-Jan                         1.0091                         1.0168
22-Jan                         1.0043                         1.0127
23-Jan                         1.0074                         1.0161
24-Jan                         1.0207                         1.0284
25-Jan                         1.0198                         1.0253
26-Jan                         1.0198                         1.0248
29-Jan                         1.0278                         1.0287
30-Jan                         1.0172                         1.022
31-Jan                         1.0065                         1.0151
 1-Feb                         1.0042                         1.0138
 2-Feb                         1.0067                         1.0208
 5-Feb                         1.0056                         1.0178
 6-Feb                         1.0126                         1.0266
 7-Feb                         1.0153                         1.0273
 8-Feb                         1.0275                         1.0372
 9-Feb                         1.02                           1.031
12-Feb                         1.0113                         1.0264
13-Feb                         1.0238                         1.036
14-Feb                         1.0269                         1.0371
15-Feb                         1.0413                         1.0501
16-Feb                         1.0303                         1.0409
19-Feb                         1.0231                         1.0355
20-Feb                         1.0343                         1.045
21-Feb                         1.0358                         1.0469
22-Feb                         1.043                          1.0511
23-Feb                         1.0273                         1.0392
26-Feb                         1.0348                         1.0475
27-Feb                         1.0273                         1.0418
28-Feb                         1.0207                         1.0354
 1-Mar                         1.0132                         1.0247
 2-Mar                         1.0074                         1.0213
 5-Mar                         1.0152                         1.0258
 6-Mar                         1.0096                         1.0237
 7-Mar                         1.0142                         1.0285
 8-Mar                         1.0104                         1.0246
 9-Mar                         1.0106                         1.0257
12-Mar                         1.0146                         1.0284
13-Mar                         1.0301                         1.0442
14-Mar                         1.0343                         1.048
15-Mar                         1.0505                         1.0639
16-Mar                         1.05                           1.061
19-Mar                         1.0476                         1.0587
20-Mar                         1.0366                         1.0479
21-Mar                         1.0515                         1.0615
22-Mar                         1.0602                         1.0693
23-Mar                         1.0593                         1.0681
26-Mar                         1.0515                         1.0639
27-Mar                         1.0547                         1.066
28-Mar                         1.0633                         1.0718
29-Mar                         1.0687                         1.0723
30-Mar                         1.0753                         1.0818
 2-Apr                         1.0722                         1.0772
 3-Apr                         1.0503                         1.0564
 4-Apr                         1.0462                         1.0525
 5-Apr                         1.0512                         1.0577
 6-Apr                         1.0426                         1.05
 9-Apr                         1.0513                         1.0573
10-Apr                         1.0606                         1.0656
11-Apr                         1.0617                         1.061
12-Apr                         1.0561                         1.0596
13-Apr                         1.0614                         1.0634
16-Apr                         1.0603                         1.0638
17-Apr                         1.0669                         1.0726
18-Apr                         1.067                          1.0757
19-Apr                         1.0504                         1.0569
20-Apr                         1.0449                         1.0521
23-Apr                         1.0519                         1.0592
24-Apr                         1.0542                         1.0636
25-Apr                         1.0504                         1.0595
26-Apr                         1.0435                         1.057
27-Apr                         1.0571                         1.0703
30-Apr                         1.0603                         1.0756
 1-May                         1.056                          1.0715
 2-May                         1.0546                         1.0715
 3-May                         1.0593                         1.0757
 4-May                         1.0562                         1.0731
 7-May                         1.0589                         1.0751
 8-May                         1.0652                         1.0813
 9-May                         1.0636                         1.0802
10-May                         1.0696                         1.0815
11-May                         1.077                          1.087
14-May                         1.0785                         1.0872
15-May                         1.073                          1.0826
16-May                         1.0676                         1.0768
17-May                         1.0678                         1.0795
18-May                         1.0696                         1.0813
21-May                         1.0752                         1.085
22-May                         1.0893                         1.0971
23-May                         1.1003                         1.1049
24-May                         1.1005                         1.1035
25-May                         1.0948                         1.1012
28-May                         1.0958                         1.1031
29-May                         1.1019                         1.1053
30-May                         1.1003                         1.1039
31-May                         1.1152                         1.1159
 1-Jun                         1.1123                         1.1142
 4-Jun                         1.1147                         1.1142
 5-Jun                         1.1039                         1.1027
 6-Jun                         1.1119                         1.1135
 7-Jun                         1.1079                         1.1117
 8-Jun                         1.1084                         1.1129
11-Jun                         1.1191                         1.1205
12-Jun                         1.1045                         1.11
13-Jun                         1.1022                         1.1092
14-Jun                         1.0931                         1.0987
15-Jun                         1.0949                         1.1019
18-Jun                         1.0951                         1.1037
19-Jun                         1.1039                         1.1108
20-Jun                         1.1028                         1.1073
21-Jun                         1.1031                         1.1034
22-Jun                         1.0992                         1.1004
25-Jun                         1.0973                         1.0979
26-Jun                         1.0917                         1.0949
27-Jun                         1.0965                         1.0962
28-Jun                         1.1167                         1.1174
29-Jun                         1.1104                         1.1123
 2-Jul                         1.1119                         1.1142
 3-Jul                         1.1112                         1.1142
 4-Jul                         1.1139                         1.1158
 5-Jul                         1.1271                         1.1285
 6-Jul                         1.1122                         1.1128
 9-Jul                         1.1091                         1.114
10-Jul                         1.1026                         1.1042
11-Jul                         1.0977                         1.097
12-Jul                         1.1044                         1.0992
13-Jul                         1.103                          1.0982
16-Jul                         1.1062                         1.0999
17-Jul                         1.0968                         1.0881
18-Jul                         1.0792                         1.0687
19-Jul                         1.0826                         1.0722
20-Jul                         1.0822                         1.0716
23-Jul                         1.0848                         1.0759
24-Jul                         1.0787                         1.0696
25-Jul                         1.0697                         1.0635
26-Jul                         1.0741                         1.0675
27-Jul                         1.0744                         1.0677
30-Jul                         1.0784                         1.072
31-Jul                         1.0756                         1.0716
 1-Aug                         1.07                           1.0631
 2-Aug                         1.0669                         1.0608
 3-Aug                         1.0659                         1.0595
 6-Aug                         1.0697                         1.0615
 7-Aug                         1.0741                         1.066
 8-Aug                         1.0708                         1.0607
 9-Aug                         1.0565                         1.0484
10-Aug                         1.0552                         1.0516
13-Aug                         1.0515                         1.0508
14-Aug                         1.0437                         1.0418
15-Aug                         1.0314                         1.0314
16-Aug                         1.0342                         1.0348
17-Aug                         1.0267                         1.0282
20-Aug                         1.0309                         1.0306
21-Aug                         1.0267                         1.0266
22-Aug                         1.0309                         1.0325
23-Aug                         1.0303                         1.0312
24-Aug                         1.0312                         1.0333
27-Aug                         1.0342                         1.0348
28-Aug                         1.0326                         1.032
29-Aug                         1.0373                         1.0362
30-Aug                         1.029                          1.0268
31-Aug                         1.0333                         1.0315
 3-Sep                         1.0388                         1.037
 4-Sep                         1.0605                         1.0567
 5-Sep                         1.0634                         1.0589
 6-Sep                         1.0525                         1.0477
 7-Sep                         1.0388                         1.0385
10-Sep                         1.0498                         1.0481
11-Sep                         1.0324                         1.0195
12-Sep                         1.0398                         1.0303
13-Sep                         1.0348                         1.0228
14-Sep                         1.0239                         1.0068
17-Sep                         1.0195                         0.9958
18-Sep                         1.0168                         0.9914
19-Sep                         1.0173                         0.9897
20-Sep                         1.0162                         0.9841
21-Sep                         1.0304                         0.9801
24-Sep                         1.0279                         0.9914
25-Sep                         1.0216                         0.9855
26-Sep                         1.0212                         0.9927
27-Sep                         1.0267                         1.0009
28-Sep                         1.0345                         1.0058



                                [GRAPHIC OMITTED]
     EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

Currency Exchange Rates--
Normalized from 6/29/01

EU: -6.8%    CHF: -9.6%

                      EU                    CHF
 2-Jul                1.0014                1.0016
 3-Jul                1.0007                1.0016
 4-Jul                1.0032                1.0031
 5-Jul                1.0151                1.0145
 6-Jul                1.0016                1.0004
 9-Jul                0.9988                1.0014
10-Jul                0.993                 0.9926
11-Jul                0.9886                0.9862
12-Jul                0.9946                0.9882
13-Jul                0.9933                0.9873
16-Jul                0.9962                0.9888
17-Jul                0.9878                0.9782
18-Jul                0.972                 0.9607
19-Jul                0.975                 0.9639
20-Jul                0.9746                0.9634
23-Jul                0.977                 0.9672
24-Jul                0.9715                0.9616
25-Jul                0.9633                0.9561
26-Jul                0.9673                0.9597
27-Jul                0.9676                0.9599
30-Jul                0.9712                0.9637
31-Jul                0.9687                0.9634
 1-Aug                0.9637                0.9557
 2-Aug                0.9608                0.9536
 3-Aug                0.96                  0.9525
 6-Aug                0.9633                0.9543
 7-Aug                0.9673                0.9584
 8-Aug                0.9643                0.9536
 9-Aug                0.9515                0.9425
10-Aug                0.9503                0.9454
13-Aug                0.947                 0.9446
14-Aug                0.94                  0.9366
15-Aug                0.9289                0.9272
16-Aug                0.9314                0.9303
17-Aug                0.9246                0.9244
20-Aug                0.9285                0.9265
21-Aug                0.9246                0.9229
22-Aug                0.9285                0.9282
23-Aug                0.9279                0.9271
24-Aug                0.9287                0.929
27-Aug                0.9314                0.9303
28-Aug                0.93                  0.9278
29-Aug                0.9342                0.9316
30-Aug                0.9268                0.9231
31-Aug                0.9306                0.9273
 3-Sep                0.9355                0.9323
 4-Sep                0.9551                0.95
 5-Sep                0.9577                0.952
 6-Sep                0.9479                0.9419
 7-Sep                0.9355                0.9336
10-Sep                0.9454                0.9422
11-Sep                0.9298                0.9165
12-Sep                0.9365                0.9263
13-Sep                0.9319                0.9195
14-Sep                0.9221                0.9051
17-Sep                0.9181                0.8953
18-Sep                0.9158                0.8912
19-Sep                0.9162                0.8897
20-Sep                0.9152                0.8847
21-Sep                0.928                 0.8811
24-Sep                0.9257                0.8912
25-Sep                0.92                  0.886
26-Sep                0.9197                0.8924
27-Sep                0.9246                0.8998
28-Sep                0.9316                0.9042

                          THE SWISS HELVETIA FUND, INC.
--------------------------------------------------------------------------------

Letter to Stockholders (continued)


REVIEW OF THE SWISS MARKET
     The year-to-date performance of the Swiss market (-27.32% in Swiss francs and -27.22% in U.S. dollars) was one of the best performers within Western Europe. From June-September the return of the Swiss Performance Index was -18.40% in Swiss francs and -9.75% in U.S. dollars as compared to -14.98% for the Standard & Poor's 500 Index in U.S. dollars. The Swiss market's failure to show its expected defensive nature in the current environment can be attributed to company-specific factors. Poor execution and bad strategic choices have been exacerbated by harsh economic conditions. Companies that showed this type of characteristic last year have suffered even more this year. The prime examples are Zurich Financial Services and ABB each of which lost more than 60% of its value. In addition, Sairgroup was on the brink of bankruptcy at the end of the quarter after a long history of setbacks and failed diversification. The Swiss Helvetia Fund has had no exposure in Sairgroup for over a year and very limited exposure to Zurich Financial and ABB, which were disposed of toward the end of August.

     The other explanation for the performance of the Swiss market was the setbacks experienced by Novartis and Roche in their efforts, like a lot of other pharmaceutical companies in the world, to bring new drugs to the market to make up for expiring patents. This phenomenon was in part attributable to much increased FDA scrutiny.


--------------------------------------------------------------------------------
SWISS PERFORMANCE INDEX             FOR THE QUARTER       YEAR TO DATE
SWISS PERFORMANCE IN SWISS FRANCS  (7/1/01-9/28/01)    (AS OF 9/28/01)
--------------------------------------------------------------------------------
 SWISS PERFORMANCE INDEX                   (18.40)%           (27.32)%
 FOODS                                      (9.87)%            (7.63)%
 UTILITIES                                 (11.43)%            (6.38)%
 INSURANCE                                 (30.25)%           (44.54)%
 MISCELLANEOUS SERVICES                    (27.03)%           (30.33)%
 BUILDING MATERIALS & CONSTRUCTION         (20.91)%           (25.54)%
 CHEMICALS & PHARMACEUTICALS                (9.06)%           (19.77)%
 RETAILERS                                 (34.88)%           (41.88)%
 BANKS                                     (16.70)%           (20.36)%
 ELECTRONICS & ELECTRICAL ENGINEERING      (49.00)%           (62.38)%
 MISCELLANEOUS INDUSTRIES                  (34.12)%           (52.47)%
 TRANSPORTATION                            (39.68)%           (58.65)%
 MACHINERY                                 (27.77)%           (42.38)%

                                [GRAPHIC OMITTED]
     EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

SPI, SPI Large Caps, SPI Mid & Small Caps
(Year to Date as of 9/28/01, Normalized)

                     SPI          SPI Small Co.   SPI Med Co.    SPI Large Co.
                   -27.32%          -28.48%        -42.28%          -24.68%

29-Dec-00           100             100             100              100
 5-Jan-01           98.24            99.03           98.47            98.17
12-Jan-01           96.8             99.05           99.51            96.26
19-Jan-01           97.04           101.14          101.04            96.23
26-Jan-01           98.85           101.42          100.56            98.48
 2-Feb-01           98.43           101.37           99.73            98.12
 9-Feb-01           97.57           100.95           98.8             97.26
16-Feb-01           95.69            99.76           97.82            95.21
23-Feb-01           93.75            98.09           94.63            93.47
 2-Mar-01           92.52            96.83           91.98            92.48
 9-Mar-01           92.61            97.17           93.26            92.36
16-Mar-01           87.48            94.68           87.95            87.18
23-Mar-01           83.01            91.96           85.3             82.35
30-Mar-01           88.1             91.86           88.6             87.91
 6-Apr-01           85.71            90.84           86.12            85.49
13-Apr-01           89.08            90.96           87.83            89.24
20-Apr-01           89.15            91.13           88.5             89.21
27-Apr-01           89.12            91.25           88.25            89.22
 4-May-01           90.62            91.87           89.58            90.77
11-May-01           92.54            92.21           90.62            92.9
18-May-01           93.99            92.7            91.14            94.54
25-May-01           94.23            92.88           90.49            94.93
 1-Jun-01           92.63            92.18           89.18            93.25
 8-Jun-01           93               92.55           89.89            93.56
15-Jun-01           90.46            91.76           87.36            90.96
22-Jun-01           88.19            90.55           84.12            88.83
29-Jun-01           89.07            91.3            84.37            89.82
 6-Jul-01           86.06            89.28           81.56            86.74
13-Jul-01           85.48            87.45           79.6             86.44
20-Jul-01           85.27            87.12           78.51            86.39
27-Jul-01           83.28            86.26           76.92            84.29
 3-Aug-01           84.6             86.65           78.56            85.58
10-Aug-01           81.74            85.17           76.43            82.56
17-Aug-01           82.02            84.6            75.26            83.12
24-Aug-01           82.43            84              74.25            83.8
31-Aug-01           80.78            82.99           73               82.07
 7-Sep-01           76.91            80.23           68.86            78.21
14-Sep-01           69.44            75.6            62.44            70.46
21-Sep-01           63.09            69.74           56.39            64.06
28-Sep-01           72.68            71.52           57.72            75.32

                          THE SWISS HELVETIA FUND, INC.
--------------------------------------------------------------------------------

Letter to Stockholders (continued)


COMPANY NEWS AND CORPORATE ACTIONS
SAIRGROUP
     Swissair, the airline of Sairgroup found itself unable to operate following the sharp depletion in its cash position and its equity following a long struggle with its participation in money losing European regional airlines. This situation was made unbearable after the terrorist attacks on September 11th. The Swissair debacle can be expected to impact the banking, tourism and transportation sectors. In the banking sector, UBS estimated its exposure to Sairgroup to total Sfr 200 million while Credit Suisse placed its credit exposure to Sairgroup at Sfr 238 million in unsecured loans and Sfr 151 million in loans secured by aircraft. Both banks will be engaged in a proposed restructuring plan, which will increase their exposure to the airline. According to this proposed plan, UBS and Credit Suisse Group are to buy over 70% of Crossair (Sairgroup's profitable subsidiary) for approximately Sfr 260 million. In addition, the banks are to provide Swissair with a bridge loan of Sfr 250 million, and Crossair with capital commitments and a working capital injection of up to Sfr 850 million. Of these amounts, UBS is to provide 51% and Credit Suisse is to provide the other 49%.

ZURICH FINANCIAL
     The company announced plans to sell $4 billion of assets during the year. Zurich recently sold New York-based Scudder Management to Deutsche Bank AG for $2.5 billion. The company also plans to sell its reinsurance unit.

     At the end of the third quarter, the Swiss exchange introduced a planned free-float methodology in the context of general index revision. The company that was most negatively affected by the change in weightings in the Swiss Market Index was Serono, which went from 1.86% to 0.59% of the index. The companies that were most positively affected were UBS, which went from 12.37% to 13.14% of the index and Novartis which went from 23.78% to 24.25%. These changes affect the Fund's benchmark, the broad Swiss Performance Index, in the same magnitude.



                                [GRAPHIC OMITTED]
     EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

               SPI: -27.55%     S&P 500: -20.39%    NASDAQ: -39.2%

  29-Dec-00           0                 0               0
   1-Jan-01           0                 0               0
   2-Jan-01           0                -2.8            -7.23
   3-Jan-01           0.38              2.08            5.92
   4-Jan-01           0.39              1               3.9
   5-Jan-01          -0.84             -1.65           -2.54
   8-Jan-01          -1.52             -1.81           -3.02
   9-Jan-01          -2.28             -1.44           -1.18
  10-Jan-01          -3.66             -0.48            2.18
  11-Jan-01          -2.75              0.54            6.89
  12-Jan-01          -3.42             -0.1             6.32
  15-Jan-01          -4.25             -0.1             6.32
  16-Jan-01          -4.37              0.53            6
  17-Jan-01          -3.99              0.75            8.6
  18-Jan-01          -2.52              2.15           12.07
  19-Jan-01          -4.07              1.74           12.14
  22-Jan-01          -4.14              1.77           11.64
  23-Jan-01          -3.96              3.1            14.98
  24-Jan-01          -4.5               3.39           15.74
  25-Jan-01          -4.05              2.88           11.49
  26-Jan-01          -3.72              2.69           12.59
  29-Jan-01          -3.69              3.4            14.9
  30-Jan-01          -3                 4.12           14.9
  31-Jan-01          -2.64              3.55           12.25
   1-Feb-01          -2.75              4.12           12.66
   2-Feb-01          -3.34              2.3             7.71
   5-Feb-01          -2.44              2.67            7.01
   6-Feb-01          -3.33              2.52            7.87
   7-Feb-01          -3.11              1.68            5.58
   8-Feb-01          -5.34              1.05            3.73
   9-Feb-01          -4.87             -0.29            0.04
  12-Feb-01          -5.1               0.89            0.8
  13-Feb-01          -5.85              0.02           -1.71
  14-Feb-01          -6.75             -0.18            0.87
  15-Feb-01          -7.47              0.64            3.36
  16-Feb-01          -7.77             -1.26           -1.8
  19-Feb-01          -7.37             -1.26           -1.8
  20-Feb-01          -8.96             -2.97           -6.13
  21-Feb-01          -9.68             -4.76           -8.13
  22-Feb-01          -10               -4.95           -9.1
  23-Feb-01          -9.86             -5.47           -8.39
  26-Feb-01          -9.67             -3.81           -6.53
  27-Feb-01          -9.17             -4.54          -10.6
  28-Feb-01          -8.35             -5.89          -12.87
   1-Mar-01          -9.16             -5.79          -11.59
   2-Mar-01          -9.41             -6.33          -14.25
   5-Mar-01          -9.11             -5.77          -13.23
   6-Mar-01          -8.56             -4.82          -10.74
   7-Mar-01          -9.07             -4.19           -9.95
   8-Mar-01          -9.22             -3.97          -12.18
   9-Mar-01          -9.71             -6.35          -16.87
  12-Mar-01          -11.45           -10.39          -22.11
  13-Mar-01          -13.06            -9.04          -18.41
  14-Mar-01          -14.9            -11.39          -20.13
  15-Mar-01          -15.29           -10.87          -21.4
  16-Mar-01          -17.64           -12.62          -23.42
  19-Mar-01          -17.95           -11.08          -20.98
  20-Mar-01          -17.28           -13.22          -24.77
  21-Mar-01          -19.26           -14.77          -25.87
  22-Mar-01          -23.99           -15.12          -23.14
  23-Mar-01          -21.94           -13.43          -21.88
  26-Mar-01          -19.11           -12.45          -22.3
  27-Mar-01          -18.96           -10.21          -20.12
  28-Mar-01          -19.53           -12.39          -24.9
  29-Mar-01          -19.23           -12.8           -26.25
  30-Mar-01          -18.02           -11.86          -25.46
   2-Apr-01          -19.34           -12.95          -27.78
   3-Apr-01          -20.08           -15.95          -32.23
   4-Apr-01          -19.95           -16.18          -33.62
   5-Apr-01          -18.53           -12.51          -27.69
   6-Apr-01          -18.1            -14.24          -30.31
   9-Apr-01          -17.13           -13.54          -29.28
  10-Apr-01          -17.27           -11.19          -24.98
  11-Apr-01          -15.99           -11.38          -23.08
  12-Apr-01          -15.71           -10.04          -20.54
  13-Apr-01          -15.71           -10.04          -20.54
  16-Apr-01          -15.71           -10.33          -22.64
  17-Apr-01          -17.03            -9.41          -22.09
  18-Apr-01          -15.73            -5.88          -15.76
  19-Apr-01          -15.46            -4.7           -11.6
  20-Apr-01          -14.89            -5.52          -12.36
  23-Apr-01          -16.45            -6.93          -16.58
  24-Apr-01          -15.6             -8.06          -18.31
  25-Apr-01          -16.13            -6.6           -16.56
  26-Apr-01          -16.12            -6.15          -17.56
  27-Apr-01          -16.79            -4.74          -15.91
  30-Apr-01          -16.21            -5.01          -14.26
   1-May-01          -16.21            -3.71          -12.16
   2-May-01          -15.1             -3.63          -10.03
   3-May-01          -16.28            -5.05          -13.04
   4-May-01          -15.3             -3.68          -11.21
   7-May-01          -14.41            -3.91          -11.93
   8-May-01          -15.19            -4.08          -10.91
   9-May-01          -15.73            -4.5           -12.62
  10-May-01          -14.63            -4.51          -13.74
  11-May-01          -14.63            -5.23          -14.61
  14-May-01          -15.21            -4.97          -15.64
  15-May-01          -14.07            -4.93          -15.49
  16-May-01          -13.32            -2.21          -12.21
  17-May-01          -12.89            -1.94          -11.11
  18-May-01          -13.17            -1.66          -10.9
  21-May-01          -12.96            -0.07           -6.57
  22-May-01          -13.7             -0.34           -6.24
  23-May-01          -13.91            -1.88           -9.09
  24-May-01          -13.91            -1.56           -7.53
  25-May-01          -14.41            -2.73           -8.78
  28-May-01          -14.6             -2.73           -8.78
  29-May-01          -15.16            -3.48          -11.84
  30-May-01          -15.6             -4.97          -15.53
  31-May-01          -17.13            -4.37          -14.47
   1-Jun-01          -16.7             -4             -12.89
   4-Jun-01          -16.7             -3.51          -12.63
   5-Jun-01          -15.5             -2.25           -9.48
   6-Jun-01          -15.96            -3.27          -10.12
   7-Jun-01          -15.93            -2.74           -8.25
   8-Jun-01          -16.31            -3.66          -10.23
  11-Jun-01          -17.2             -4.46          -12.02
  12-Jun-01          -17.84            -4.35          -12.06
  13-Jun-01          -16.96            -5.41          -14.01
  14-Jun-01          -17               -7.07          -17.15
  15-Jun-01          -17.54            -7.48          -17.78
  18-Jun-01          -17.95            -7.93          -19.4
  19-Jun-01          -19.13            -7.62          -19.23
  20-Jun-01          -19.7             -6.81          -17.67
  21-Jun-01          -19.17            -5.75          -16.55
  22-Jun-01          -19.78            -6.64          -17.52
  25-Jun-01          -19.24            -7.15          -16.87
  26-Jun-01          -20.25            -7.29          -16.31
  27-Jun-01          -21               -7.72          -15.9
  28-Jun-01          -21.05            -6.56          -13.84
  29-Jun-01          -19.97            -6.7           -12.39
   2-Jul-01          -19.38            -5.76          -12.9
   3-Jul-01          -20.01            -5.92          -13.21
   4-Jul-01          -20.74            -5.92          -13.21
   5-Jul-01          -22.24            -7.06          -15.67
   6-Jul-01          -22.57            -9.22          -18.75
   9-Jul-01          -22.67            -8.6           -17.84
  10-Jul-01          -22.87            -9.91          -20.43
  11-Jul-01          -22.96           -10             -20.05
  12-Jul-01          -22.29            -7.87          -15.85
  13-Jul-01          -22.14            -7.3           -15.48
  16-Jul-01          -22.01            -8.31          -17.74
  17-Jul-01          -22.17            -7.39          -16.19
  18-Jul-01          -20.91            -7.9           -18.26
  19-Jul-01          -19.59            -7.34          -17.03
  20-Jul-01          -20.18            -7.66          -17.73
  23-Jul-01          -20.54            -9.17          -19.38
  24-Jul-01          -21.62           -10.65          -20.57
  25-Jul-01          -22.5             -9.21          -19.55
  26-Jul-01          -22.64            -8.26          -17.99
  27-Jul-01          -22.04            -8.03          -17.74
  30-Jul-01          -21.58            -8.13          -18.19
  31-Jul-01          -21.42            -7.62          -17.81
   1-Aug-01          -20.06            -7.25          -16.14
   2-Aug-01          -19.49            -6.87          -15.37
   3-Aug-01          -19.93            -7.34          -16.22
   6-Aug-01          -19.94            -8.4           -17.52
   7-Aug-01          -20.28            -8.1           -17.78
   8-Aug-01          -20.24            -9.68          -20.27
   9-Aug-01          -20.75            -9.67          -20.39
  10-Aug-01          -21.98            -9.15          -20.67
  13-Aug-01          -20.98            -9.06          -19.62
  14-Aug-01          -19.38            -9.4           -20.34
  15-Aug-01          -19.12           -10.05          -22.19
  16-Aug-01          -19.5             -9.77          -21.72
  17-Aug-01          -20.08           -11.27          -24.29
  20-Aug-01          -20.76           -10.55          -23.71
  21-Aug-01          -19.88           -11.63          -25.74
  22-Aug-01          -20.32           -11.01          -24.57
  23-Aug-01          -20.95           -11.25          -25.26
  24-Aug-01          -20.13            -9.5           -22.27
  27-Aug-01          -19.71            -9.94          -22.45
  28-Aug-01          -20.59           -11.29          -24.37
  29-Aug-01          -21.7864         -12.26          -25.25
  30-Aug-01          -21.7333         -13.75          -27.34
  31-Aug-01          -21.7123         -13.4           -26.78
   3-Sep-01          -23.326          -13.4           -20.34
   4-Sep-01          -23.9727         -13.45          -28.19
   5-Sep-01          -24.2224         -13.52          -28.66
   6-Sep-01          -24.9713         -15.45          -30.82
   7-Sep-01          -25.8611         -17.03          -31.55
  10-Sep-01          -27.7842         -16.51          -31.24
  11-Sep-01          -30.7154         -16.51          -35.94
  12-Sep-01          -30.0337         -16.51          -35.94
  13-Sep-01          -29.0328         -16.51          -35.94
  14-Sep-01          -31.0389         -16.51          -35.94
  17-Sep-01          -28.5875         -20.59          -35.94
  18-Sep-01          -29.0718         -21.05          -36.93
  19-Sep-01          -29.1839         -22.32          -38.03
  20-Sep-01          -32.5409         -24.73          -40.34
  21-Sep-01          -35.8309         -26.17          -42.27
  24-Sep-01          -32.5986         -23.29          -39.18
  25-Sep-01          -30.2618         -22.61          -39.09
  26-Sep-01          -29.6441         -22.99          -40.61
  27-Sep-01          -29.3718         -22.1           -40.74
  28-Sep-01          -27.5452         -20.39          -39.2

                          THE SWISS HELVETIA FUND, INC.
--------------------------------------------------------------------------------

Letter to Stockholders (continued)

IMPACT OF SEPTEMBER 11TH
     Obviously the insurance and reinsurance companies are among the most affected by the WTC event.

     Before the September 11th attack, Zurich Financial Services had already reduced earnings estimates twice in the quarter, citing weakness in fund management and life insurance businesses due to slumping equity markets. The company has recently increased its estimate of losses related to the September 11th incident to between $700 and $900 million, its largest insurance loss ever, at 1.6% of annual premiums.

     Swiss Re estimates its losses from the World Trade Center disaster to be approximately $1.2 billion, twice its initial estimate. Before September 11th, first-half profits fell 55% due to significantly weaker performance in investments, and a 74% decline in income.


SWZ PERFORMANCE DISCUSSION
     The defensive posture of Swiss Helvetia Fund allowed it to outperform the index during the third quarter. Its return was -16.9% in Swiss francs and -7.4% in U.S. dollars. The year-to-date performance, given in the following table, shows the Fund was able to close the negative performance gap it had with the Swiss Performance Index.


     The Fund's portfolio has stayed defensive with pharmaceuticals and food now comprising 45% of the portfolio. Some adjustments had been made before the September 11th attack, including reduction in exposure to mid cap insurance companies and Zurich Financial (due to an expected deterioration in investment income and lower net asset values). The mid cap growth sector has been further reduced because of much higher risk due to questions about management capability and experience in managing down cycles, price pressures and difficulty in digesting recent acquisitions with direct exposure to telecom spending. Management believes that the U.S. market's valuation is still high by historical standards, especially since the high growth--low inflation period of the economy seems to be over for a long period. Management expects the Swiss market to be impacted by a correction in the U.S. market even though its valuations are more favorable.



--------------------------------------------------------------------------------
THROUGH 9/28/01                                     THREE
                               YEAR TO     ONE       YEARS
                                 DATE      YEAR    ANNUALIZED
--------------------------------------------------------------------------------
 SWZ TOTAL RETURN BASED ON NAV
   (SWISS FRANCS)             (27.86)%   (26.83)%    4.41%
 SPI TOTAL RETURN
   (SWISS FRANCS)             (27.32)%   (24.67)%    3.43%
 SWZ TOTAL RETURN BASED ON NAV
   (USD)                      (27.76)%   (21.99)%   (0.90)%
 SWZ TOTAL RETURN BASED ON
   MARKET PRICE (USD)         (26.59)%   (18.03)%   (0.91)%
 SPI TOTAL RETURN
   (USD)                      (27.22)%   (19.69)%   (1.83)%
 S&P 500 TOTAL RETURN
   (USD)                      (21.15)%   (27.53)%   (0.12)%

                          THE SWISS HELVETIA FUND, INC.
--------------------------------------------------------------------------------

Letter to Stockholders (concluded)

     The mid and small capitalization companies suffered more than the large companies. Not only do their stocks have much lower and more erratic trading volume but in an adverse economic environment, they also tend to experience a bigger price multiple contraction because their smaller asset base makes it more challenging for them to reduce costs in a significant way.


OUTLOOK
     Management believes the current valuation of the Swiss market, based on 2002 expectations, gives a comfortable cushion against downside risk. A large move in the currency (especially a sharp depreciation of the U.S. dollar due to higher government debt), a further correction in the value of U.S. financial assets to more historic levels, and macro-economic uncertainty could negatively impact Swiss securities. Management believes that despite the potential for very slow growth or even synchronized global recession, the current expansion in the monetary base and most probably in fiscal policy will eventually stop the contraction in global output.

STOCK REPURCHASE PROGRAM
     During the first three quarters of 2001, the Fund repurchased 395,800 shares, at an average price of $13.88 and an average discount of 17.43%. This program enhanced stockholders value by $1,164,617. During the same period, the discount was between 12.95% and 19.76%, finishing the third quarter at -17.78%.


Sincerely,

/S/ PAUL HOTTINGUER
    ---------------
    Paul Hottinguer
    CHAIRMAN AND CHIEF EXECUTIVE OFFICER

/S/ RODOLPHE HOTTINGER
    ------------------
    Rodolphe Hottinger
    PRESIDENT AND CHIEF OPERATING OFFICER
    September 30, 2001

                          THE SWISS HELVETIA FUND, INC.
--------------------------------------------------------------------------------

Schedule of Investments                                       September 30, 2001
(Unaudited)

                                                                      Percent
 No. of                                                               of Net
 Shares        Security                                    Value      Assets
--------------------------------------------------------------------------------
COMMON STOCKS -- 83.84%

BANKS -- 12.91%

    1,100 BANK SARASIN & CO.
          REGISTERED SHARES                             $  1,902,317      0.63%
          Specializes in investment advisor services and portfolio management for private and institutional customers in Europe.1
          (cost $731,876)

  423,000 CREDIT SUISSE GROUP
          REGISTERED SHARES                               14,766,451      4.84
          A global operating financial group.1,2
          (cost $7,676,656)

    5,500 JULIUS BAER HOLDINGS AG
          BEARER SHARES                                    1,636,237      0.53
          Banking group specializing in asset
          management, investment consulting
          and securities trading.1
          (cost $586,911)

    7,000 OZ HOLDING
          BEARER SHARES                                      497,374      0.16
          Provides brokerage and banking services, specializing in Swiss futures and options.1
          (cost $637,887)

  435,000 UBS LTD.
          REGISTERED SHARES                               20,318,814      6.64
          Product of the merger of Basel-based
          Swiss Bank Corp. and Zurich-based Union
          Bank of Switzerland. The group operates
          globally and has three core business units:
          UBS Switzerland, UBS Asset Management
          and UBS Warburg.1,2
          (cost $8,162,640)

   19,000 VONTOBEL HOLDING AG
          BEARER SHARES                                      334,569      0.11
          Provides investment, banking and
          consulting services to private and
          institutional customers.1
          (cost $682,252)
                                                        ------------    ------
                                                          39,455,762     12.91


 No. of                                                               of Net
 Shares        Security                                    Value      Assets
--------------------------------------------------------------------------------
BIOTECHNOLOGY -- 1.72%

    7,000 SERONO SA
          BEARER SHARES                                 $  5,276,491      1.72%
          Develops and markets
          biotechnology products.1,2
          (cost $5,098,415)
                                                        ------------    ------
                                                           5,276,491      1.72

BUILDING CONTRACTORS AND MATERIALS -- 1.04%

   17,000 HOLCIM LTD.
          REGISTERED SHARES                                3,193,080      1.04
          Produces and markets various
          building materials, in addition to
          providing consulting and engineering
          services in all areas of the cement
          manufacturing process.1
          (cost $3,032,281)
                                                        ------------    ------
                                                           3,193,080      1.04

CHEMICALS -- 2.21%

    2,250 GURIT-HEBERLEIN AG
          BEARER SHARES                                    1,369,324      0.45
          European market leader for wind screen
          bonding systems, ski based and
          optically pure thermoplastic sheeting
          for the auto industry.1
          (cost $2,223,639)

    8,600 LONZA AG
          REGISTERED SHARES                                4,888,477      1.60
          Produces chemicals, plastics,
          and energy.1,2
          (cost $5,049,384)

    2,523 SIKA FINANZ LTD.
          BEARER SHARES                                      497,273      0.16
          Leading producer of construction
          chemicals.1
          (cost $614,614)
                                                        ------------    ------
                                                           6,755,074      2.21

                          THE SWISS HELVETIA FUND, INC.
--------------------------------------------------------------------------------

Schedule of Investments (continued)                           September 30, 2001
(Unaudited)

                                                  Percent
 No. of                                                               of Net
 Shares        Security                                    Value      Assets
--------------------------------------------------------------------------------
COMMON STOCKS -- (CONTINUED)

ELECTRICAL ENGINEERING & ELECTRONICS -- 7.51%

    4,055 BELIMO AUTOMATION AG
          REGISTERED SHARES                             $  1,052,271      0.35%
          World market leader in damper and
          volume control actuators for
          ventilation and air conditioning
          equipment.1
          (cost $1,259,329)

    5,720 DISETRONIC HOLDING LTD.
          REGISTERED SHARES                                3,622,490      1.18
          Develops, manufactures and markets
          infusion (insulin pumps) and
          injection systems.
          (cost $4,714,352)

   14,249 KABA HOLDING AG
          REGISTERED SHARES                                3,231,006      1.06
          Provides mechanical and electronic
          security systems.1
          (cost $3,545,760)

    6,000 LEICA GEOSYSTEMS AG
          REGISTERED SHARES                                1,019,462      0.33
          Manufactures surveying and mapping
          equipment. Produces devices
          that capture and process
          spatial data.1
          (cost $1,657,638)

  270,000 LOGITECH INTERNATIONAL SA
          REGISTERED SHARES                                6,222,428      2.03
          Manufactures personal computer input
          devices, as well as producing trackballs, desktop publishing programs and related software.1,2
          (cost $6,208,715)




 No. of                                                               of Net
 Shares        Security                                    Value      Assets
--------------------------------------------------------------------------------
ELECTRICAL ENGINEERING & ELECTRONICS -- (CONTINUED)

   40,800 PHONAK HOLDING LTD.
          REGISTERED SHARES                             $    927,674      0.30%
          Designs and produces wireless analog
          and digital hearing aids and miniaturized voice communications systems.1
          (cost $1,231,500)

    5,400 SAIA-BURGESS  ELECTRONICS  HOLDING AG
          REGISTERED SHARES                                1,401,298      0.46
          Develops and produces switches, motors and programmable control devices. The company's products are mainly used in the automobile, heating & air conditioning and telecommunications industries.1
          (cost $1,485,298)

    5,263 SCHAFFNER HOLDING LTD.
          REGISTERED SHARES                                1,040,568      0.34
          Develops, manufactures and markets
          electrical components and test
          equipment in the area of EMC (Electro
          Magnetic Compatibility).1
          (cost $1,469,991)

   51,176 TECAN GROUP, LTD.
          REGISTERED SHARES                                3,161,940      1.03
          Manufactures and distributes components
          and complete solutions for the
          automation of laboratory processes.1
          (cost $2,381,484)

   18,000 THE SWATCH GROUP, LTD.
          BEARER SHARES                                    1,301,205      0.43
          Manufactures watches, watch
          components and microelectronics.
          Produces machine tools for scientific,
          medical and industrial use.1
          (cost $1,179,095)
                                                        ------------    ------
                                                          22,980,342      7.51

                          THE SWISS HELVETIA FUND, INC.
--------------------------------------------------------------------------------
Schedule of Investments (continued)                           September 30, 2001
(Unaudited)


 No. of                                                               of Net
 Shares        Security                                    Value      Assets
--------------------------------------------------------------------------------
COMMON STOCKS -- (CONTINUED)

FOOD & LUXURY GOODS -- 14.96%

      300 LINDT & SPRUNGLI AG
          REGISTERED SHARES                             $  1,640,408      0.54%
          Major manufacturer of premium
          Swiss chocolates.1
          (cost $1,196,399)

  207,000 NESTLE LTD.
          REGISTERED SHARES                               44,124,189     14.42
          Largest food and beverage
          processing company in the world.1,2
          (cost $12,427,540)
                                                        ------------    ------
                                                          45,764,597     14.96

INSURANCE -- 4.27%

   30,000 BALOISE HOLDING AG
          REGISTERED SHARES                                2,150,139      0.71
          Medium-sized insurer active in all
          sectors of insurance.1
          (cost $151,739)

  111,000 SCHWEIZERISCHE RUCKVERSICHERUNGS-
          GESELLSCHAFT (SWISS REINSURANCE
          COMPANY)
          REGISTERED SHARES                               10,904,541      3.56
          Second largest reinsurance company
          in the world.1,2
          (cost $2,665,770)
                                                        ------------    ------
                                                          13,054,680      4.27

MACHINERY -- 1.18%

    2,650 SCHINDLER HOLDING AG
          REGISTERED SHARES                                3,618,474      1.18
          One of the world's largest elevator
          companies and a leading Swiss
          machinery enterprise.1
          (cost $3,510,746)
                                                        ------------    ------
                                                           3,618,474      1.18


 No. of                                                               of Net
 Shares        Security                                    Value      Assets
--------------------------------------------------------------------------------
MISCELLANEOUS INDUSTRIES -- 0.72%

      750 DAETWYLER HOLDING INC.
          BEARER SHARES                                 $    968,489      0.32%
          Manufactures cable, rubber and
          plastic products, steel tubing,
          pharmaceutical packaging and
          industrial components.1
          (cost $1,249,175)

   12,465 HUBER & SUHNER AG
          REGISTERED SHARES                                  770,158      0.25
          Manufactures a wide range of products,
          extending from cables for energy and
          electrical transmission to special products such as rubber.1
          (cost $843,798)

   11,025 KOMAX HOLDING AG
          REGISTERED SHARES                                  459,460      0.15
          Seller of wire processing machines.
          Most important markets are the car,
          household appliance, telecommunications
          and electronics industries.1
          (cost $415,378)
                                                        ------------    ------
                                                           2,198,107      0.72

MISCELLANEOUS MEDICAL SERVICES -- 0.12%

      546 GALENICA HOLDING LTD.
          Manufactures and distributes                       371,084   0.12
          prescription and over-the-counter
          drugs, toiletries and hygiene products.1
          (cost $490,462)
                                                        ------------    ------
                                                             371,084      0.12

MISCELLANEOUS SERVICES -- 1.83%

   64,500 ADECCO SA
          BEARER SHARES                                    2,195,829      0.72
          Leading personnel and temporary
          employment company.1
          (cost $2,001,578)

                          THE SWISS HELVETIA FUND, INC.
--------------------------------------------------------------------------------

Schedule of Investments (concluded)                           September 30, 2001
(Unaudited)


 No. of                                                               of Net
 Shares        Security                                    Value      Assets
--------------------------------------------------------------------------------
COMMON STOCKS -- (CONCLUDED)

MISCELLANEOUS SERVICES -- (CONTINUED)

    1,800 COMPAGNIE FINANCIERE RICHEMONT AG
          BEARER SHARES                                 $  3,393,142      1.11%
          Investment company with principal
          interests in luxury goods and tobacco.1
          (cost $1,500,228)
                                                        ------------    ------
                                                           5,588,971      1.83

PHARMACEUTICALS -- 31.21%

1,580,000 NOVARTIS AG
          REGISTERED SHARES                               61,794,254     20.20
          Life science group created by the
          consolidation of Sandoz and Ciba-Geigy.
          Manufactures health care products for
          use in a broad range of medical fields,
          as well as agricultural products. The
          second largest pharmaceutical entity
          in the world.1,2
          (cost $21,636,239)

  470,000 ROCHE HOLDINGS LTD.
          Dividend Rights Certificates                    33,685,511     11.01
          Worldwide pharmaceutical company.1,2
          (cost $10,193,328)
                                                        ------------    ------
                                                          95,479,765     31.21



 No. of                                                               of Net
 Shares        Security                                    Value      Assets
--------------------------------------------------------------------------------
RETAILERS -- 0.64%

    1,900 JELMOLI HOLDING AG
          BEARER SHARES                                 $  1,960,457      0.64%
          Operates a network of retail/service
          outlets throughout Switzerland, including
          local dry cleaners, auto body shops,
          opticians, interior decorators, travel
          agencies, restaurants, pharmacies
          and retailers.1
          (cost $1,405,702)
                                                        ------------    ------
                                                           1,960,457      0.64

TELECOMMUNICATIONS -- 2.74%

   29,750 SWISSCOM AG
          REGISTERED SHARES                                8,381,835      2.74
          Operates public telecommunication
          networks and offers network
          application services.1,2
          (cost $7,948,970)
                                                        ------------    ------
                                                           8,381,835      2.74

TRANSPORTATION -- 0.78%

   61,200 KUEHNE & NAGEL INTERNATIONAL LTD.
          Operates sea freight, land and rail   2,401,112 0.78
          transportation businesses and
          warehousing and distribution facilities.1
          (cost $3,195,246)
                                                        ------------    ------
                                                           2,401,112      0.78%

          TOTAL COMMON STOCKS
          (cost $130,462,015)                           $256,479,831     83.84%

          OTHER ASSETS IN EXCESS OF LIABILITIES           49,448,123     16.16
                                                        ------------    ------

          NET ASSETS                                    $305,927,954    100.00%
                                                        ============    ======



--------------------------------------------------------------------------------
1    NON-INCOME PRODUCING SECURITY FOR THE THREE MONTH PERIOD ENDED
     SEPTEMBER 30, 2001.
2    ONE OF THE TEN LARGEST PORTFOLIO HOLDINGS.


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